Consolidated Balance Sheets	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current assets:
Cash and cash equivalents	$ 188,868,452	¥ 1,298,565,042	¥ 1,527,777,270
Restricted cash	581,776	4,000,000
Short-term investments	687,021	4,723,612	23,203,612
Accounts receivable (net of allowance for doubtful accounts of nil and RMB19,654,430 as of December 31, 2017 and 2018, respectively)	5,764,386	39,633,035	53,512,590
Other receivables (net of allowance for doubtful accounts of RMB1,205,484 and RMB40,782 as of December 31, 2017 and 2018, respectively)	2,980,604	20,493,145	22,989,264
Amounts due from related parties (net of allowance for doubtful accounts of RMB2,791,933 and RMB43,516,516 as of December 31, 2017 and 2018, respectively)	28,991,592	199,331,694	268,760,059
Other current assets	2,228,317	15,320,791	12,276,204
Total current assets	230,102,148	1,582,067,319	1,908,518,999
Long-term investments	8,573,922	58,950,000	50,450,000
Intangible assets, net	8,453,874	58,124,608	74,350,855
Goodwill	43,201	297,031	261,621,691
Amounts due from related parties - non-current	7,072,410	48,626,353
Investment in affiliates	9,782,915	67,262,431	181,922,556
Property and equipment, net	5,274,822	36,267,042	44,957,054
Other non-current assets	4,059,926	27,914,021	32,459,581
Deferred tax assets	14,687,692	100,985,228	71,807,042
Total Assets	288,050,910	1,980,494,033	2,626,087,778
Current liabilities:
Accrued payroll and welfare expenses (including accrued payroll and welfare expense of the consolidated VIEs and VIEs' subsidiaries without recourse to Jupai Holdings Limited of RMB17,211,922 and RMB37,608,320 as of December 31, 2017 and 2018, respectively)	16,966,571	116,653,658	212,718,285
Income tax payable (including income tax payable of the consolidated VIEs and VIEs' subsidiaries without recourse to Jupai Holdings Limited of RMB11,589,669 and RMB34,282,285) as of December 31, 2017 and 2018, respectively)	33,094,029	227,537,993	179,224,777
Other tax payable (including other tax payable of the consolidated VIEs and VIEs' subsidiaries without recourse to Jupai Holdings Limited of RMB13,137,192 and RMB12,123,866 as of December 31, 2017 and 2018, respectively)	6,255,476	43,009,523	57,325,185
Amounts due to related parties-current (including amounts due to related parties-current of the consolidated VIEs and VIEs' subsidiaries without recourse to Jupai Holdings Limited of RMB2,000,000 and RMB11,082,834 as of December 31,2017 and 2018, respectively)	4,524,051	31,105,111	27,294,813
Deferred revenue from related parties (including deferred revenue from related parties of the consolidated VIEs and VIEs' subsidiaries without recourse to Jupai Holdings Limited of RMB152,688,070 and RMB100,033,490 as of December 31,2017 and 2018, respectively)	16,249,114	111,720,785	171,546,620
Deferred revenue (including deferred revenue of the consolidated VIEs and VIEs' subsidiaries without recourse to Jupai Holdings Limited of RMB16,639,706 and RMB5,406,737 as of December 31,2017 and 2018, respectively)	2,756,032	18,949,097	17,921,745
Other current liabilities (including other current liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to Jupai Holdings Limited of RMB6,467,967 and RMB12,882,315 as of December 31, 2017 and 2018, respectively)	5,807,570	39,929,945	31,941,785
Total current liabilities	85,652,843	588,906,112	697,973,210
Deferred revenue - non-current from related parties (including deferred revenue from related parties of the consolidated VIEs and VIEs' subsidiaries without recourse to Jupai Holdings Limited of RMB58,319,769 and RMB20,766,792 as of December 31, 2017 and 2018, respectively)	3,213,774	22,096,306	62,917,485
Deferred revenue - non-current (including deferred revenue of the consolidated VIEs and VIEs' subsidiaries without recourse to Jupai Holdings Limited of RMB5,426,548 and RMB1,849,843 as of December 31, 2017 and 2018, respectively)	311,918	2,144,593	6,611,915
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to Jupai Holdings Limited of nil as of December 31, 2017 and 2018, respectively)	28,825	198,187	4,717,167
Total Liabilities	89,207,360	613,345,198	772,219,777
Commitments and Contingencies (Note 17)
Shareholders' Equity:
Ordinary Shares (USD0.0005 par value; 1,000,000,000 and 1,000,000,000 shares authorized, 198,143,739 and 201,479,446 shares issued and outstanding, as of December 31, 2017 and 2018, respectively)	91,879	631,715	620,953
Additional paid-in capital	165,530,896	1,138,107,676	1,116,742,286
Retained earnings	21,397,505	147,118,546	661,218,074
Accumulated other comprehensive income	7,730,842	53,153,406	40,770,443
Total Jupai shareholders' equity	194,751,122	1,339,011,343	1,819,351,756
Noncontrolling interests	4,092,428	28,137,492	34,516,245
Total Equity	198,843,550	1,367,148,835	1,853,868,001
Total Liabilities and Equity	$ 288,050,910	¥ 1,980,494,033	¥ 2,626,087,778